Other disclosures - Risk Management and Principal Risks - Gross exposure and impairment allowance for loan commitment and financial guarantees (audited) (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other (outside the UK and US tax groups)
Loan commitments and financial guarantee contracts
Guarantees, pledges or commitments	£ 1,700	£ 2,600
Provision for undrawn contractually committed facilities and guarantees provided
Loan commitments and financial guarantee contracts
Limit management and final repayments	0	0	£ 0
Gross | Provision for undrawn contractually committed facilities and guarantees provided
Loan commitments and financial guarantee contracts
Net transfers between stages	0	0
Gross | Home loans | Provision for undrawn contractually committed facilities and guarantees provided
Loan commitments and financial guarantee contracts
Opening/Beginning balance	131	34
Net transfers between stages	0	0
Business activity in the year	19	113
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(4)	5
Limit management and final repayments	(92)	(21)
Closing/Ending balance	54	131	34
Gross | Credit cards, unsecured loans and other retail lending | Provision for undrawn contractually committed facilities and guarantees provided
Loan commitments and financial guarantee contracts
Opening/Beginning balance	74,485	80,377
Net transfers between stages	0	0
Business activity in the year	11,040	4,720
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	3,860	1,994
Limit management and final repayments	(7,484)	(12,606)
Closing/Ending balance	81,901	74,485	80,377
Gross | Wholesale loans | Provision for undrawn contractually committed facilities and guarantees provided
Loan commitments and financial guarantee contracts
Opening/Beginning balance	201,861	195,690
Business activity in the year	50,062	48,383
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	11,092	12,457
Limit management and final repayments	(55,575)	(54,669)
Closing/Ending balance	207,440	201,861	195,690
ECL | Provision for undrawn contractually committed facilities and guarantees provided
Loan commitments and financial guarantee contracts
Net transfers between stages	0	0
ECL | Home loans | Provision for undrawn contractually committed facilities and guarantees provided
Loan commitments and financial guarantee contracts
Opening/Beginning balance	0	0
Net transfers between stages	0	0
Business activity in the year	0	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0	0
Limit management and final repayments	0	0
Closing/Ending balance	0	0	0
ECL | Credit cards, unsecured loans and other retail lending | Provision for undrawn contractually committed facilities and guarantees provided
Loan commitments and financial guarantee contracts
Opening/Beginning balance	90	51
Net transfers between stages	0	0
Business activity in the year	0	4
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(1)	40
Limit management and final repayments	0	5
Closing/Ending balance	89	90	51
ECL | Wholesale loans | Provision for undrawn contractually committed facilities and guarantees provided
Loan commitments and financial guarantee contracts
Opening/Beginning balance	679	201
Business activity in the year	116	136
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(233)	365
Limit management and final repayments	152	23
Closing/Ending balance	410	679	201
Stage 1 | Gross | Home loans | Provision for undrawn contractually committed facilities and guarantees provided
Loan commitments and financial guarantee contracts
Opening/Beginning balance	125	34
Net transfers between stages	0	(4)
Business activity in the year	19	113
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(4)	1
Limit management and final repayments	(87)	(19)
Closing/Ending balance	53	125	34
Stage 1 | Gross | Credit cards, unsecured loans and other retail lending | Provision for undrawn contractually committed facilities and guarantees provided
Loan commitments and financial guarantee contracts
Opening/Beginning balance	68,211	78,257
Net transfers between stages	2,992	(4,124)
Business activity in the year	10,628	4,591
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	3,712	1,471
Limit management and final repayments	(6,888)	(11,984)
Closing/Ending balance	78,655	68,211	78,257
Stage 1 | Gross | Wholesale loans | Provision for undrawn contractually committed facilities and guarantees provided
Loan commitments and financial guarantee contracts
Opening/Beginning balance	160,404	183,001
Net transfers between stages	7,801	(28,048)
Business activity in the year	45,395	42,904
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	10,551	12,755
Limit management and final repayments	(46,145)	(50,208)
Closing/Ending balance	178,006	160,404	183,001
Stage 1 | ECL | Home loans | Provision for undrawn contractually committed facilities and guarantees provided
Loan commitments and financial guarantee contracts
Opening/Beginning balance	0	0
Net transfers between stages	0	0
Business activity in the year	0	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0	0
Limit management and final repayments	0	0
Closing/Ending balance	0	0	0
Stage 1 | ECL | Credit cards, unsecured loans and other retail lending | Provision for undrawn contractually committed facilities and guarantees provided
Loan commitments and financial guarantee contracts
Opening/Beginning balance	34	22
Net transfers between stages	(4)	6
Business activity in the year	0	2
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	6	5
Limit management and final repayments	0	1
Closing/Ending balance	36	34	22
Stage 1 | ECL | Wholesale loans | Provision for undrawn contractually committed facilities and guarantees provided
Loan commitments and financial guarantee contracts
Opening/Beginning balance	205	63
Net transfers between stages	220	67
Business activity in the year	14	32
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(232)	50
Limit management and final repayments	40	7
Closing/Ending balance	167	205	63
Lifetime expected credit losses | Stage 2 | Gross | Home loans | Provision for undrawn contractually committed facilities and guarantees provided
Loan commitments and financial guarantee contracts
Opening/Beginning balance	2	0
Net transfers between stages	0	4
Business activity in the year	0	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0	0
Limit management and final repayments	(2)	(2)
Closing/Ending balance	0	2	0
Lifetime expected credit losses | Stage 2 | Gross | Credit cards, unsecured loans and other retail lending | Provision for undrawn contractually committed facilities and guarantees provided
Loan commitments and financial guarantee contracts
Opening/Beginning balance	6,244	2,053
Net transfers between stages	(3,431)	3,603
Business activity in the year	410	128
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	585	1,076
Limit management and final repayments	(594)	(616)
Closing/Ending balance	3,214	6,244	2,053
Lifetime expected credit losses | Stage 2 | Gross | Wholesale loans | Provision for undrawn contractually committed facilities and guarantees provided
Loan commitments and financial guarantee contracts
Opening/Beginning balance	39,426	12,053
Net transfers between stages	(6,730)	27,052
Business activity in the year	4,658	4,705
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	2	(219)
Limit management and final repayments	(8,939)	(4,165)
Closing/Ending balance	28,417	39,426	12,053
Lifetime expected credit losses | Stage 2 | ECL | Home loans | Provision for undrawn contractually committed facilities and guarantees provided
Loan commitments and financial guarantee contracts
Opening/Beginning balance	0	0
Net transfers between stages	0	0
Business activity in the year	0	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0	0
Limit management and final repayments	0	0
Closing/Ending balance	0	0	0
Lifetime expected credit losses | Stage 2 | ECL | Credit cards, unsecured loans and other retail lending | Provision for undrawn contractually committed facilities and guarantees provided
Loan commitments and financial guarantee contracts
Opening/Beginning balance	33	15
Net transfers between stages	(2)	(2)
Business activity in the year	0	1
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	2	20
Limit management and final repayments	0	1
Closing/Ending balance	33	33	15
Lifetime expected credit losses | Stage 2 | ECL | Wholesale loans | Provision for undrawn contractually committed facilities and guarantees provided
Loan commitments and financial guarantee contracts
Opening/Beginning balance	446	97
Net transfers between stages	(214)	(72)
Business activity in the year	102	102
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	12	334
Limit management and final repayments	105	15
Closing/Ending balance	241	446	97
Lifetime expected credit losses | Stage 3 | Gross | Home loans | Provision for undrawn contractually committed facilities and guarantees provided
Loan commitments and financial guarantee contracts
Opening/Beginning balance	4	0
Net transfers between stages	0	0
Business activity in the year	0	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0	4
Limit management and final repayments	(3)	0
Closing/Ending balance	1	4	0
Lifetime expected credit losses | Stage 3 | Gross | Credit cards, unsecured loans and other retail lending | Provision for undrawn contractually committed facilities and guarantees provided
Loan commitments and financial guarantee contracts
Opening/Beginning balance	30	67
Net transfers between stages	439	521
Business activity in the year	2	1
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(437)	(553)
Limit management and final repayments	(2)	(6)
Closing/Ending balance	32	30	67
Lifetime expected credit losses | Stage 3 | Gross | Wholesale loans | Provision for undrawn contractually committed facilities and guarantees provided
Loan commitments and financial guarantee contracts
Opening/Beginning balance	2,031	636
Net transfers between stages	(1,071)	996
Business activity in the year	9	774
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	539	(79)
Limit management and final repayments	(491)	(296)
Closing/Ending balance	1,017	2,031	636
Lifetime expected credit losses | Stage 3 | ECL | Home loans | Provision for undrawn contractually committed facilities and guarantees provided
Loan commitments and financial guarantee contracts
Opening/Beginning balance	0	0
Net transfers between stages	0	0
Business activity in the year	0	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0	0
Limit management and final repayments	0	0
Closing/Ending balance	0	0	0
Lifetime expected credit losses | Stage 3 | ECL | Credit cards, unsecured loans and other retail lending | Provision for undrawn contractually committed facilities and guarantees provided
Loan commitments and financial guarantee contracts
Opening/Beginning balance	23	14
Net transfers between stages	6	(4)
Business activity in the year	0	1
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(9)	15
Limit management and final repayments	0	3
Closing/Ending balance	20	23	14
Lifetime expected credit losses | Stage 3 | ECL | Wholesale loans | Provision for undrawn contractually committed facilities and guarantees provided
Loan commitments and financial guarantee contracts
Opening/Beginning balance	28	41
Net transfers between stages	(6)	5
Business activity in the year	0	2
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(13)	(19)
Limit management and final repayments	7	1
Closing/Ending balance	£ 2	£ 28	£ 41